EQUITY ACCOUNTED INVESTMENTS - Schedule Of Investments in Associates and Joint Ventures (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 72,179	$ 68,310
Additions, net of disposals1	3,036
Investment Accounted for Using Equity Method, Share of comprehensive income	1,009
Dividends received	1,732
Return of Capital	(121)
Foreign currency translation and other	$ 1,677